Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Feb. 01, 2016
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Enhanced Global Bond Fund

Effective August 1, 2016, the following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the fund's prospectus.

Average Annual Total Returns
(For periods ended 12/31/2015 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

	Class Inception	1 Year	5 Years	10 Years
Class A before tax	6/18/2001	-6.12	-0.75	2.64
After tax on distributions		-7.40	-2.06	1.28
After tax on distributions and sale of fund shares		-3.46	-0.99	1.57
Class B before tax	6/18/2001	-5.29	-0.76	2.32
Class C before tax	6/18/2001	-2.44	-0.58	2.33
Class S before tax	3/1/1991	-1.46	0.43	3.38
Barclays Global Aggregate Bond Currency Hedged Index (reflects no deduction for fees, expenses or taxes)		1.02	3.87	4.36
Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		-3.15	0.90	3.74

On August 1, 2016, the Barclays Global Aggregate Bond Currency Hedged Index replaced the Barclays Global Aggregate Bond Index as the fund's comparative broad-based securities market index because the Advisor believes the Barclays Global Aggregate Bond Currency Hedged Index more closely reflects the fund's investment strategies.

Deutsche Enhanced Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Enhanced Global Bond Fund

Effective August 1, 2016, the following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the fund's prospectus.

Average Annual Total Returns
(For periods ended 12/31/2015 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

	Class Inception	1 Year	5 Years	10 Years
Class A before tax	6/18/2001	-6.12	-0.75	2.64
After tax on distributions		-7.40	-2.06	1.28
After tax on distributions and sale of fund shares		-3.46	-0.99	1.57
Class B before tax	6/18/2001	-5.29	-0.76	2.32
Class C before tax	6/18/2001	-2.44	-0.58	2.33
Class S before tax	3/1/1991	-1.46	0.43	3.38
Barclays Global Aggregate Bond Currency Hedged Index (reflects no deduction for fees, expenses or taxes)		1.02	3.87	4.36
Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		-3.15	0.90	3.74

On August 1, 2016, the Barclays Global Aggregate Bond Currency Hedged Index replaced the Barclays Global Aggregate Bond Index as the fund's comparative broad-based securities market index because the Advisor believes the Barclays Global Aggregate Bond Currency Hedged Index more closely reflects the fund's investment strategies.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended 12/31/2015 expressed as a %)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On August 1, 2016, the Barclays Global Aggregate Bond Currency Hedged Index replaced the Barclays Global Aggregate Bond Index as the fund's comparative broad-based securities market index because the Advisor believes the Barclays Global Aggregate Bond Currency Hedged Index more closely reflects the fund's investment strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

On August 1, 2016, the Barclays Global Aggregate Bond Currency Hedged Index replaced the Barclays Global Aggregate Bond Index as the fund's comparative broad-based securities market index because the Advisor believes the Barclays Global Aggregate Bond Currency Hedged Index more closely reflects the fund's investment strategies.

Deutsche Enhanced Global Bond Fund | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.12%)
5 Years	rr_AverageAnnualReturnYear05	(0.75%)
10 Years	rr_AverageAnnualReturnYear10	2.64%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 18, 2001
Deutsche Enhanced Global Bond Fund | before tax | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.29%)
5 Years	rr_AverageAnnualReturnYear05	(0.76%)
10 Years	rr_AverageAnnualReturnYear10	2.32%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 18, 2001
Deutsche Enhanced Global Bond Fund | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.44%)
5 Years	rr_AverageAnnualReturnYear05	(0.58%)
10 Years	rr_AverageAnnualReturnYear10	2.33%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 18, 2001
Deutsche Enhanced Global Bond Fund | before tax | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.46%)
5 Years	rr_AverageAnnualReturnYear05	0.43%
10 Years	rr_AverageAnnualReturnYear10	3.38%
Class Inception	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1991
Deutsche Enhanced Global Bond Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.40%)
5 Years	rr_AverageAnnualReturnYear05	(2.06%)
10 Years	rr_AverageAnnualReturnYear10	1.28%
Deutsche Enhanced Global Bond Fund | After tax on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.46%)
5 Years	rr_AverageAnnualReturnYear05	(0.99%)
10 Years	rr_AverageAnnualReturnYear10	1.57%
Deutsche Enhanced Global Bond Fund | Barclays Global Aggregate Bond Currency Hedged Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.02%
5 Years	rr_AverageAnnualReturnYear05	3.87%
10 Years	rr_AverageAnnualReturnYear10	4.36%
Deutsche Enhanced Global Bond Fund | Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.15%)
5 Years	rr_AverageAnnualReturnYear05	0.90%
10 Years	rr_AverageAnnualReturnYear10	3.74%